Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - Litigation and other legal matters - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
January 1	$ 4	$ 6	$ 206
Additions to provisions	25	15	3
Cash payments	(9)	(13)	(201)
Releases of provisions	(2)	(4)	(2)
December 31	18	4	6
Less current portion	(18)	(4)	(6)
Non-current provisions for litigation and other legal matters at December 31	$ 0	$ 0	$ 0